Baird Municipal Bond Fund
Schedule of Investments, March 31, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2025 (Insured by BAM)	$100,000	$104,206
Alabama Special Care Facilities Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)	110,000	119,473
Black Belt Energy Gas District,
4.000%, 12/01/2049 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	45,000	46,841
Chilton County Health Care Authority,
3.000%, 11/01/2027 (Callable 11/01/2025)	100,000	100,983
Lower Alabama Gas District,
4.000%, 12/01/2050 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	175,000	180,877
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)(Insured by AGM)	100,000	108,295
University of West Alabama:
4.000%, 01/01/2040 (Callable 01/01/2030)(Insured by AGM)	50,000	52,348
4.000%, 01/01/2041 (Callable 01/01/2030)(Insured by AGM)	100,000	104,563
Wilcox County Board of Education,
4.000%, 03/01/2031 (Callable 09/01/2025)(Insured by AGM)	125,000	130,520
Total Alabama (Cost $976,204)		948,106	2.2%

Alaska
CIVIC Ventures:
5.000%, 09/01/2025	100,000	105,131
5.000%, 09/01/2027 (Callable 09/01/2025)	200,000	209,277
Total Alaska (Cost $317,591)		314,408	0.7%

Arizona
Arizona Industrial Development Authority:
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	100,000	99,726
4.000%, 07/01/2032 (Callable 01/01/2028)(Insured by SD CRED PROG)	100,000	104,542
City of Phoenix Civic Improvement Corp.,
5.500%, 07/01/2035 (Insured by BHAC) (5)	200,000	255,905
City of Tucson AZ,
3.500%, 07/01/2031 (Callable 07/01/2024)	100,000	102,372
Glendale Industrial Development Authority,
2.125%, 07/01/2033 (Callable 07/01/2029)	250,000	212,375
Glendale Municipal Property Corp.,
4.000%, 07/01/2038 (Callable 01/01/2023)	180,000	182,192
Industrial Development Authority of the County of Pima,
4.000%, 07/01/2029	25,000	26,281
Navajo Nation,
5.000%, 12/01/2025 (3)	100,000	105,051
Total Arizona (Cost $1,170,433)		1,088,444	2.5%

Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2026	150,000	162,797
Carroll-Boone Water District,
3.000%, 12/01/2032 (Callable 12/01/2025)	150,000	150,826
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	275,000	247,597
Conway Health Facilities Board,
4.250%, 08/01/2043 (Callable 08/01/2026)	200,000	206,991
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	130,000	135,761
Total Arkansas (Cost $946,712)		903,972	2.1%

California
Brea Redevelopment Agency,
0.000%, 08/01/2036 (Callable 08/01/2027) (5)	95,000	99,573
California Municipal Finance Authority,
5.000%, 10/01/2023	85,000	88,753
California Public Finance Authority,
2.375%, 11/15/2028 (Callable 05/15/2023) (3)	75,000	72,689
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
3.000%, 12/01/2031 (Callable 06/01/2026)	100,000	100,720
El Rancho Unified School District,
0.000%, 08/01/2031 (Callable 08/01/2028)(Insured by AGM) (5)	115,000	132,148
Golden Valley Unified School District:
0.000%, 08/01/2027 (Insured by NATL)	125,000	108,654
0.000%, 08/01/2028 (Insured by NATL)	75,000	63,019
Hanford Joint Union High School District,
4.000%, 06/01/2049 (Callable 06/01/2026)(Insured by AGM)	250,000	259,689
Hawthorne School District,
0.000%, 08/01/2042 (Callable 08/01/2027)(Insured by AGM) (5)	250,000	276,860
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029) (5)	130,000	138,715
Los Angeles County Schools Regionalized Business Services Corp.,
0.000%, 08/01/2029 (Insured by AMBAC)	235,000	185,224
Mayers Memorial Hospital District:
0.000%, 08/01/2029	160,000	118,888
0.000%, 08/01/2030	360,000	255,762
Modesto Irrigation District,
0.930%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 05/02/2022)(Insured by NATL) (2)	100,000	99,613
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (5)	25,000	25,165
Newport Mesa Unified School District,
6.300%, 08/01/2042 (Callable 08/01/2031) (5)	35,000	45,654
Oak Park Unified School District,
7.100%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (5)	50,000	66,982
Oxnard School District,
5.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (5)	150,000	164,058
Peralta Community College District,
4.000%, 08/01/2039 (Callable 08/01/2025)	500,000	522,156
San Diego County Regional Airport Authority,
4.000%, 07/01/2035 (Callable 07/01/2031)	450,000	473,563
San Ysidro School District,
0.000%, 08/01/2030 (Insured by AGM)	165,000	125,349
Saugus Union School District Financing Authority:
4.000%, 09/01/2041 (Callable 09/01/2027)(Insured by BAM)	250,000	268,015
4.000%, 09/01/2049 (Callable 09/01/2027)(Insured by BAM)	100,000	105,834
Solano County Community College District,
0.000%, 08/01/2030 (Callable 08/01/2025) (5)	150,000	158,418
Tahoe-Truckee Unified School District,
0.000%, 08/01/2023 (Insured by NATL)	60,000	58,510
Tulare Union High School District,
0.000%, 08/01/2026 (Insured by NATL)	200,000	178,026
Washington Unified School District,
0.000%, 08/01/2030 (Insured by NATL)	380,000	301,257
Total California (Cost $4,701,010)		4,493,294	10.2%

Colorado
City & County of Denver CO,
5.000%, 08/01/2041 (Callable 08/01/2026)	365,000	399,989
Colorado Educational & Cultural Facilities Authority,
2.000%, 09/01/2030 (Callable 09/01/2028)	100,000	89,271
Colorado Health Facilities Authority,
4.250%, 12/01/2023 (ETM)	10,000	10,291
Colorado Water Resources & Power Development Authority,
5.000%, 09/01/2044 (Callable 09/01/2024)(Insured by BAM)	200,000	211,034
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	100,000	81,917
Grand River Hospital District,
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	75,000	85,820
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025 (3)	200,000	169,103
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	25,000	27,490
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	75,000	73,185
Total Colorado (Cost $1,175,738)		1,148,100	2.6%

Connecticut
Connecticut State Health & Educational Facilities Authority:
4.250%, 07/01/2031 (Callable 07/01/2022)	75,000	75,565
4.000%, 07/01/2051 (Callable 07/01/2031)	250,000	249,996
Connecticut State Higher Education Supplement Loan Authority,
3.000%, 11/15/2035 (Callable 11/15/2026)	150,000	141,289
State of Connecticut,
3.625%, 11/15/2033 (Callable 11/15/2025)	200,000	205,214
Total Connecticut (Cost $684,070)		672,064	1.5%

District of Columbia
Metropolitan Washington Airports Authority,
0.000%, 10/01/2028 (Insured by AGC)	180,000	149,123
Total District of Columbia (Cost $164,825)		149,123	0.3%

Florida
City of Panama City Beach FL,
4.000%, 11/01/2044 (Callable 11/01/2030)	200,000	213,168
City of Tallahassee FL,
4.000%, 12/01/2035 (Callable 06/01/2025)	225,000	234,266
County of Miami-Dade FL,
0.000%, 10/01/2031 (Callable 10/01/2026)	415,000	308,360
Florida Development Finance Corp.,
4.000%, 07/01/2051 (Callable 07/01/2031) (3)	100,000	94,778
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	65,000	66,536
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	150,000	158,034
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	200,000	211,773
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	200,000	205,454
University of West Florida,
4.000%, 06/01/2034 (Callable 06/01/2026)	50,000	52,840
Total Florida (Cost $1,575,680)		1,545,209	3.5%

Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)	200,000	198,276
Burke County Development Authority,
2.200%, 10/01/2032 (Callable 11/19/2026)	250,000	237,005
Development Authority of Appling County,
1.500%, 01/01/2038 (Mandatory Tender Date 02/03/2025) (1)	100,000	97,906
Development Authority of Cobb County,
5.000%, 06/01/2049 (Callable 06/01/2027)	245,000	271,031
Private Colleges & Universities Authority,
4.000%, 06/01/2045 (Callable 06/01/2031)	325,000	338,499
Total Georgia (Cost $1,184,582)		1,142,717	2.6%

Illinois
Chicago Board of Education,
5.500%, 12/01/2026 (Insured by NATL)	60,000	65,281
City of Chicago IL,
0.000%, 01/01/2027 (Insured by NATL)	100,000	86,589
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	75,000	77,985
Eastern Illinois University,
6.350%, 04/01/2036 (Callable 05/02/2022)	250,000	243,468
Exceptional Children Have Opportunities,
4.000%, 12/01/2035 (Callable 12/01/2029)	150,000	158,385
Hoffman Estates Park District,
4.000%, 12/01/2044 (Callable 12/01/2024)	200,000	205,086
Illinois Finance Authority:
4.125%, 11/15/2037 (Callable 11/15/2025)	60,000	62,688
6.000%, 10/01/2048 (Callable 10/01/2022)	100,000	100,651
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	100,000	101,631
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2028 (Insured by AGM)	280,000	239,788
Macon County School District No. 61,
5.000%, 12/01/2040 (Callable 12/01/2028)(Insured by AGM)	250,000	285,525
Metropolitan Pier & Exposition Authority,
0.000%, 06/15/2029 (Insured by NATL)	100,000	77,523
Upper Illinois River Valley Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027) (3)	100,000	99,588
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	100,000	104,473
Will County Community High School District No. 210:
0.000%, 01/01/2027	30,000	25,556
0.000%, 01/01/2031	50,000	36,016
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	100,000	105,857
Winnebago & Boone Counties Community High School District No. 207,
4.000%, 02/01/2036 (Callable 02/01/2027)(Insured by BAM)	210,000	224,290
Total Illinois (Cost $2,361,336)		2,300,380	5.2%

Indiana
Indiana Finance Authority:
2.500%, 11/01/2030	100,000	89,873
5.000%, 10/01/2032 (Callable 10/01/2023)	150,000	155,256
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	110,811
St. Joseph County Airport Authority,
0.010%, 07/01/2028 (Insured by BAM)	155,000	127,714
Total Indiana (Cost $485,589)		483,654	1.1%

Iowa
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	100,730
Total Iowa (Cost $99,375)		100,730	0.2%

Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL) (3)	100,000	103,103
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	25,000	24,337
Kansas Power Pool,
4.000%, 12/01/2040 (Callable 12/01/2029)	300,000	321,937
Wyandotte County-Kansas City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)	150,000	121,916
Total Kansas (Cost $598,752)		571,293	1.3%

Kentucky
City of Henderson KY,
3.700%, 01/01/2032 (6)	200,000	201,023
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2027 (Insured by NATL)	90,000	76,000
4.000%, 07/01/2031 (Callable 07/01/2025)	100,000	103,562
5.000%, 01/01/2045 (Callable 07/01/2025)	200,000	213,998
Kentucky Public Energy Authority,
1.425%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	50,000	50,179
Total Kentucky (Cost $653,367)		644,762	1.5%

Louisiana
Cameron Parish School District No. 15,
4.000%, 10/01/2022	115,000	116,177
Total Louisiana (Cost $116,745)		116,177	0.3%

Maryland
Maryland Health & Higher Educational Facilities Authority,
5.000%, 01/01/2030	100,000	113,210
Total Maryland (Cost $118,514)		113,210	0.3%

Massachusetts
Massachusetts Development Finance Agency:
3.500%, 10/01/2022 (3)	60,000	60,534
5.000%, 10/01/2024	150,000	159,678
5.000%, 07/15/2025 (3)	50,000	53,394
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)	400,000	363,571
Total Massachusetts (Cost $672,175)		637,177	1.4%

Michigan
Flint Hospital Building Authority,
5.000%, 07/01/2023	35,000	35,659
Grand Valley State University,
3.500%, 12/01/2031 (Callable 12/01/2024)	125,000	128,274
Michigan Finance Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)	300,000	307,852
Total Michigan (Cost $480,624)		471,785	1.1%

Minnesota
City of Maple Grove MN,
4.000%, 05/01/2037 (Callable 05/01/2027)	125,000	132,220
Housing & Redevelopment Authority of the City of St. Paul,
5.000%, 12/01/2036 (Callable 12/01/2030)	150,000	167,387
Minnesota Housing Finance Agency,
4.250%, 01/01/2049 (Callable 01/01/2028)(Insured by GNMA)	220,000	228,746
Roseville Independent School District No. 623,
4.000%, 04/01/2032 (Callable 04/01/2030)	200,000	214,674
Zumbro Education District,
4.000%, 02/01/2041 (Callable 02/01/2031)	235,000	246,468
Total Minnesota (Cost $1,027,365)		989,495	2.2%

Mississippi
City of Gulfport MS,
5.000%, 07/01/2026	100,000	108,799
County of Lafayette MS,
4.000%, 06/01/2028 (Callable 06/01/2027)	135,000	143,383
Mississippi Development Bank:
4.000%, 03/01/2035 (Callable 03/01/2028)	200,000	213,748
5.250%, 03/01/2045 (Callable 03/01/2028)	150,000	167,746
State of Mississippi,
5.000%, 10/15/2029 (Callable 10/15/2025)	120,000	131,664
Total Mississippi (Cost $799,844)		765,340	1.7%

Missouri
City of Kansas City MO:
0.000%, 02/01/2028	210,000	176,972
0.000%, 02/01/2029	100,000	81,345
Missouri Southern State University,
4.000%, 10/01/2037 (Callable 10/01/2029)(Insured by AGM)	65,000	68,787
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	125,000	129,158
3.875%, 10/01/2035 (Callable 10/01/2029)	160,000	141,349
Total Missouri (Cost $635,930)		597,611	1.4%

Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	100,000	103,030
Total Nebraska (Cost $100,000)		103,030	0.2%

Nevada
City of Sparks NV,
2.500%, 06/15/2024 (3)	50,000	49,639
Henderson Public Improvement Trust,
4.000%, 01/01/2026 (Callable 07/01/2024)	200,000	206,053
Total Nevada (Cost $251,435)		255,692	0.6%

New Hampshire
New Hampshire Health and Education Facilities Authority,
3.150%, 08/01/2022 (3)	500,000	500,504
Total New Hampshire (Cost $500,000)		500,504	1.1%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	85,000	87,064
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024 (Callable 05/02/2022)(Insured by AGC)	20,000	20,048
Emerson Board of Education,
3.250%, 09/01/2031 (Callable 09/01/2026)	105,000	107,123
Essex County Improvement Authority,
5.000%, 11/01/2027 (County Guaranteed)	100,000	114,279
New Jersey Transportation Trust Fund Authority,
0.000%, 12/15/2026 (Insured by AMBAC)	35,000	30,547
Tobacco Settlement Financing Corp.,
5.000%, 06/01/2024	100,000	105,234
Total New Jersey (Cost $474,849)		464,295	1.1%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	100,000	88,285
Brookhaven Local Development Corp.,
1.625%, 11/01/2025	340,000	326,497
Huntington Local Development Corp.,
4.000%, 07/01/2027	250,000	247,656
Metropolitan Transportation Authority:
5.000%, 05/15/2022	25,000	25,104
5.000%, 11/15/2023	50,000	52,352
0.855%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	25,000	24,942
Middletown City School District,
3.000%, 06/15/2034 (Callable 06/15/2024)(Insured by ST AID)	110,000	110,533
Mount Vernon City School District,
4.000%, 12/01/2028 (Callable 12/01/2027)(Insured by ST AID)	430,000	473,702
New York City Industrial Development Agency,
8.741%, 03/01/2025 (CPI YOY + 0.870%)(Insured by FGIC) (2)	100,000	103,177
New York City Transitional Finance Authority,
4.000%, 07/15/2040 (Callable 07/15/2029)(Insured by ST AID)	150,000	158,264
New York State Dormitory Authority:
4.000%, 10/01/2035 (Callable 10/01/2029)(Insured by AGM)	250,000	275,124
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	280,910
New York State Urban Development Corp.:
4.000%, 03/15/2045 (Callable 09/15/2030)	500,000	522,371
5.000%, 03/15/2047 (Callable 09/15/2030)	200,000	226,302
Onondaga Civic Development Corp.,
5.000%, 10/01/2023	100,000	102,366
Town of Ramapo NY:
3.250%, 05/15/2023	100,000	98,461
3.750%, 03/01/2030 (Callable 03/01/2023)	50,000	46,271
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)	150,000	144,875
Total New York (Cost $3,407,196)		3,307,192	7.5%

North Carolina
North Carolina Medical Care Commission:
4.000%, 10/01/2042 (Callable 10/01/2022)	80,000	80,072
5.000%, 01/01/2049 (Callable 01/01/2026)	250,000	266,781
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	51,022
Total North Carolina (Cost $417,900)		397,875	0.9%

North Dakota
City of Mandan ND,
3.000%, 09/01/2036 (Callable 09/01/2024)	200,000	198,781
County of McKenzie ND,
5.000%, 08/01/2024 (Callable 08/01/2023)	100,000	103,094
Jamestown Park District,
4.000%, 07/01/2031 (Callable 07/01/2024)	100,000	102,763
University of North Dakota,
4.000%, 06/01/2051 (Callable 06/01/2030)(Insured by AGM)	250,000	261,879
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 04/18/2022)	50,000	48,986
Total North Dakota (Cost $748,474)		715,503	1.6%

Ohio
Akron Bath Copley Joint Township Hospital District,
5.000%, 11/15/2031 (Callable 11/15/2030)	100,000	115,953
Cleveland-Cuyahoga County Port Authority:
5.000%, 08/01/2025 (Callable 08/01/2024)	160,000	170,360
5.000%, 07/01/2028	250,000	284,257
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	100,000	99,160
Cuyahoga Falls City School District,
4.000%, 12/01/2051 (Callable 06/01/2028)(Insured by BAM)	250,000	268,472
Northeast Ohio Medical University,
4.000%, 12/01/2045 (Callable 12/01/2030)	225,000	230,014
Ohio Higher Educational Facility Commission,
3.740%, 12/01/2023 (CPI YOY + 1.120%)(Insured by FGIC) (2)	170,000	174,287
Ohio Housing Finance Agency:
2.900%, 09/01/2045 (Callable 03/01/2029)(Insured by GNMA)	400,000	387,511
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	60,000	61,932
Ohio Turnpike & Infrastructure Commission,
0.000%, 02/15/2034 (Callable 02/15/2031) (5)	75,000	86,946
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/02/2022)	100,000	99,799
5.000%, 04/01/2030	125,000	146,393
Village of Bluffton OH,
4.000%, 12/01/2032 (Callable 12/01/2027)	160,000	170,239
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)	100,000	89,736
Total Ohio (Cost $2,496,128)		2,385,059	5.4%

Oklahoma
Norman Regional Hospital Authority:
5.000%, 09/01/2037 (Callable 09/01/2026)	250,000	270,586
5.000%, 09/01/2037 (Callable 09/01/2027)	25,000	27,332
Oklahoma City Airport Trust,
5.000%, 07/01/2029 (Callable 07/01/2028)	250,000	281,877
Oklahoma Development Finance Authority,
5.000%, 08/15/2032 (Callable 08/15/2025)	250,000	269,863
Tulsa Industrial Authority:
5.000%, 10/01/2022	100,000	101,052
5.000%, 10/01/2023	25,000	25,750
Total Oklahoma (Cost $996,848)		976,460	2.2%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (5)	100,000	112,789
Clackamas County Hospital Facility Authority,
5.000%, 05/15/2024	165,000	169,791
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)	50,000	58,033
Yamhill County Hospital Authority,
1.750%, 11/15/2026 (Callable 05/15/2022)	200,000	192,060
Total Oregon (Cost $530,828)		532,673	1.2%

Pennsylvania
Allegheny County Airport Authority,
4.000%, 01/01/2056 (Callable 01/01/2031)	500,000	509,310
Bucks County Industrial Development Authority,
3.750%, 09/15/2043 (Callable 09/15/2023)	130,000	131,075
Chester County Industrial Development Authority,
5.000%, 08/01/2035 (Callable 08/01/2023)	135,000	136,578
Commonwealth of Pennsylvania,
3.750%, 03/01/2039 (Callable 03/01/2028)(Insured by AGM)	120,000	126,330
Delaware County Authority,
4.000%, 10/01/2022	90,000	90,988
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2025 (ETM)	120,000	125,946
Lancaster County Hospital Authority,
5.000%, 11/01/2040 (Callable 11/01/2029)	275,000	313,278
Mckeesport Area School District,
0.000%, 10/01/2033 (Insured by AGM)	400,000	267,029
Montgomery County Industrial Development Authority,
5.000%, 11/15/2036 (Callable 11/15/2026)	150,000	164,663
Pennsylvania Economic Development Financing Authority,
5.000%, 06/30/2042 (Callable 06/30/2026)	300,000	317,666
Pennsylvania Higher Educational Facilities Authority:
5.000%, 01/01/2025 (Callable 04/12/2022)	90,000	90,203
5.000%, 05/01/2031 (Callable 05/01/2026)	25,000	27,415
5.000%, 07/01/2035 (Callable 07/01/2026)	100,000	105,014
Pennsylvania Turnpike Commission:
0.000%, 12/01/2040 (Callable 06/01/2029) (5)	75,000	78,622
5.000%, 12/01/2048 (Callable 12/01/2028)	40,000	45,507
Philadelphia Authority for Industrial Development,
3.500%, 12/01/2036 (Callable 12/01/2028)	100,000	104,183
Reading School District,
0.000%, 01/15/2029 (Insured by NATL)	100,000	80,548
Ridley School District,
4.000%, 11/15/2036 (Callable 11/15/2029)(Insured by AGM)	100,000	107,424
Sayre Health Care Facilities Authority,
1.180%, 12/01/2031 (3 Month LIBOR USD + 0.830%)(Callable 05/02/2022) (2)	165,000	162,050
State Public School Building Authority,
0.000%, 05/15/2030 (Insured by NATL)	200,000	155,587
Total Pennsylvania (Cost $3,227,475)		3,139,416	7.1%

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
4.329%, 07/01/2040 (Callable 07/01/2028)	317,000	328,154
Total Puerto Rico (Cost $341,223)		328,154	0.7%

Rhode Island
Rhode Island Turnpike & Bridge Authority,
4.000%, 10/01/2036 (Callable 10/01/2029)	125,000	135,480
Total Rhode Island (Cost $137,296)		135,480	0.3%

South Carolina
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	100,000	104,170
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)	65,000	66,942
Scago Educational Facilities Corp. for Spartanburg School District No. 1,
3.375%, 06/01/2030 (Callable 06/01/2025)	100,000	102,116
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	100,000	105,228
5.250%, 08/15/2033 (Callable 08/15/2026)	150,000	164,441
Spartanburg County School District No. 7,
5.000%, 03/01/2037 (Callable 03/01/2029)	150,000	173,534
Town of Lexington SC,
4.000%, 04/01/2032 (Callable 04/01/2029)	100,000	109,284
Total South Carolina (Cost $839,495)		825,715	1.9%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	129,233
Total South Dakota (Cost $132,712)		129,233	0.3%

Tennessee
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	125,000	134,381
Tennergy Corp.,
4.000%, 12/01/2051 (Callable 06/01/2028)(Mandatory Tender Date 09/01/2028) (1)	200,000	212,062
Tennessee Housing Development Agency,
3.850%, 07/01/2043 (Callable 07/01/2027)	250,000	254,493
Total Tennessee (Cost $610,057)		600,936	1.4%

Texas
Arlington Higher Education Finance Corp.,
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	125,000	135,639
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	100,000	107,541
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030)(County Guaranteed) (5)	55,000	52,206
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	30,000	29,957
City of Arlington TX,
5.000%, 02/15/2031 (Callable 02/15/2028)(Insured by BAM)	500,000	562,703
City of Bryan TX,
4.000%, 07/01/2043 (Callable 07/01/2031)(Insured by BAM)	300,000	325,217
City of Magnolia TX,
5.700%, 09/01/2046 (3)	50,000	50,544
Clifton Higher Education Finance Corp.,
5.750%, 08/15/2038 (Callable 08/15/2025)	10,000	10,810
County of Tom Green TX,
3.750%, 02/01/2038 (Callable 02/01/2025)	200,000	203,771
Gulfgate Redevelopment Authority,
4.000%, 09/01/2031 (Callable 09/01/2030)(Insured by AGM)	170,000	179,576
Harris County Cultural Education Facilities Finance Corp.,
1.030%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	40,000	40,135
Lower Colorado River Authority,
5.000%, 05/15/2040 (Callable 05/15/2025)	75,000	80,670
Martin County Hospital District,
4.000%, 04/01/2036 (Callable 04/01/2030)	450,000	471,781
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	70,000	76,471
North Texas Tollway Authority,
4.000%, 01/01/2044 (Callable 01/01/2029)	250,000	263,448
Northwest Harris County Municipal Utility District No. 5,
2.500%, 05/01/2028 (Callable 05/01/2024)(Insured by BAM)	350,000	350,087
Royse City Independent School District,
4.000%, 02/15/2046 (Callable 02/15/2030)(PSF Guaranteed)	500,000	544,556
San Antonio Education Facilities Corp.,
5.000%, 10/01/2051 (Callable 10/01/2031)	100,000	94,412
Tarrant County Cultural Education Facilities Finance Corp.,
2.250%, 11/15/2025	150,000	149,536
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	75,000	82,291
Texas Municipal Gas Acquisition and Supply Corp. II,
1.423%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	250,000	250,006
Total Texas (Cost $4,234,685)		4,061,357	9.2%

Utah
Utah Charter School Finance Authority,
4.000%, 10/15/2045 (Callable 10/15/2025)(Insured by UT CSCE)	300,000	305,773
Weber Basin Water Conservancy District,
5.000%, 10/01/2050 (Callable 10/01/2029)	205,000	237,050
Total Utah (Cost $564,812)		542,823	1.2%

Virginia
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)	150,000	172,217
Total Virginia (Cost $181,102)		172,217	0.4%

Washington
King County Housing Authority,
4.000%, 11/01/2036 (Callable 11/01/2029)(County Guaranteed)	200,000	217,628
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2038 (Callable 01/01/2029)	150,000	164,783
Washington Health Care Facilities Authority,
1.860%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	90,000	90,398
Washington State Housing Finance Commission,
3.500%, 12/20/2035	494,704	488,742
Total Washington (Cost $962,673)		961,551	2.2%

West Virginia
West Virginia Hospital Finance Authority,
4.000%, 01/01/2038 (Callable 01/01/2029)	75,000	78,454
Total West Virginia (Cost $84,428)		78,454	0.2%

Wisconsin
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 03/01/2023)	75,000	72,017
Public Finance Authority:
5.000%, 07/01/2022	20,000	20,059
5.000%, 10/01/2023 (3)	75,000	77,216
5.000%, 07/01/2026	500,000	554,778
5.000%, 10/01/2044 (Callable 04/01/2029)	250,000	282,861
4.000%, 09/30/2051 (Callable 09/30/2031)	300,000	298,476
5.250%, 07/01/2061 (Callable 07/01/2031) (3)	100,000	89,170
State of Wisconsin,
4.000%, 05/01/2039 (Callable 05/01/2029)	325,000	355,427
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)	150,000	168,136
Wisconsin Center District:
0.000%, 12/15/2030 (Insured by AGM)	450,000	334,605
0.000%, 12/15/2037 (Callable 06/15/2026)(Insured by BAM)	200,000	112,560
Wisconsin Health & Educational Facilities Authority,
5.000%, 08/15/2039 (Callable 08/15/2024)	100,000	106,252
Wisconsin Housing & Economic Development Authority,
3.500%, 07/01/2025 (Insured by HUD) (3)	75,000	73,780
Total Wisconsin (Cost $2,637,687)		2,545,337	5.8%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board,
5.000%, 06/15/2025	100,000	107,696
Total Wyoming (Cost $109,301)		107,696	0.2%
Total Long-Term Investments (Cost $44,933,065)		43,463,703	98.6%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.37% (4)	145,039	145,039
Total Short-Term Investment (Cost $145,039)		145,039	0.3%
Total Investments (Cost $45,078,104)		43,608,742	98.9%
Other Assets in Excess of Liabilities		502,777	1.1%
TOTAL NET ASSETS		$44,111,519	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

CPI YOY	Consumer Price Index - Year-Over-Year
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities totaled $1,930,758, which represented 4.38% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2022.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$43,463,703	$–	$43,463,703
Total Long-Term Investments	–	43,463,703	–	43,463,703
Short-Term Investment
Money Market Mutual Fund	145,039	–	–	145,039
Total Short-Term Investment	145,039	–	–	145,039
Total Investments	$145,039	$43,463,703	$–	$43,608,742

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.